Consolidated Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 11,922	$ 10,661
Marketable securities (Note D)	0	990
Notes and accounts receivable-trade (net of allowances of $256 in 2011 and $324 in 2010)	11,179	10,834
Short-term financing receivables (net of allowances of $311 in 2011 and $342 in 2010) (Note F)	16,901	16,257
Other accounts receivable (net of allowances of $11 in 2011 and $10 in 2010)	1,481	1,134
Inventories (Note E)	2,595	2,450
Deferred taxes (Note N)	1,601	1,564
Prepaid expenses and other current assets	5,249	4,226
Total current assets	50,928	48,116
Property, plant and equipment (Note G)	40,124	40,289
Less: Accumulated depreciation (Note G)	26,241	26,193
Property, plant and equipment - net (Note G)	13,883	14,096
Long-term financing receivables (net of allowances of $38 in 2011 and $58 in 2010) (Note F)	10,776	10,548
Prepaid pension assets (Note S)	2,843	3,068
Deferred taxes (Note N)	3,503	3,220
Goodwill (Note I)	26,213	25,136
Intangible assets-net (Note I)	3,392	3,488
Investments and sundry assets (Note H)	4,895	5,778
Total assets	116,433	113,452
Current liabilities
Taxes (Note N)	3,313	4,216
Short-term debt (Notes D&J)	8,463	6,778
Accounts payable	8,517	7,804
Compensation and benefits	5,099	5,028
Deferred income	12,197	11,580
Other accrued expenses and liabilities	4,535	5,156
Total current liabilities	42,123	40,562
Long-term debt (Notes D&J)	22,857	21,846
Retirement and nonpension postretirement benefit obligations (Note S)	18,374	15,978
Deferred income	3,847	3,666
Other liabilities (Note K)	8,996	8,226
Total liabilities	96,197	90,279
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital Shares authorized: 4,687,500,000 Shares issued (2011-2,182,469,838; 2010-2,161,800,054)	48,129	45,418
Retained earnings	104,857	92,532
Treasury stock, at cost (shares: 2011-1,019,287,274; 2010-933,806,510)	(110,963)	(96,161)
Accumulated other comprehensive income/(loss)	(21,885)	(18,743)
Total IBM stockholders' equity	20,138	23,046
Noncontrolling interests (Note A)	97	126
Total equity	20,236	23,172
Total liabilities and equity	$ 116,433	$ 113,452